Other Financial Assets and Liabilities - Summary of Derivative Financial Assets and Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Assets, Total	₩ 29,843	₩ 7,389
Less: Assets, non-current	(4,732)	(4,675)
Assets, Current	25,111	2,714
Liabilities, Total	57,308	93,771
Less: Liabilities, non-current	(56,366)	(56,547)
Liabilities, Current	942	37,224
Interest rate swap [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, Total	599	2,633
Currency swap [member]
Disclosure of detailed information about financial instruments [line items]
Assets, Total	29,843	7,389
Liabilities, Total	54,074	81,300
Currency forwards [member]
Disclosure of detailed information about financial instruments [line items]
Liabilities, Total	₩ 2,635	₩ 9,838